SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Raw materials	$ 93	$ 19
Smart cart electrical equipment	908
Smart cart parts	145
Inventories	$ 1,147	$ 19	$ 38